John Deere Owner Trust 2024-C			EXHIBIT 99.2
Statement to Certificateholders

$392,300,000 Class A-1 5.01500% Asset Backed Notes due September 15, 2025
$245,000,000 Class A-2A 4.36% Asset Backed Notes due August 16, 2027
$293,000,000 Class A-2B Floating Rate Asset Backed Notes due August 16, 2027
$538,000,000 Class A-3 4.06% Asset Backed Notes due June 15, 2029
$95,330,000 Class A-4 4.15% Asset Backed Notes due August 15, 2031
$40,098,968 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			4.33864%
Class A-2B interest rate:			4.76864%

Payment Date:			17-Mar-25

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$44,129,956.01
		per $1,000 original principal amount:	$112.49

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$44,129,956.01

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$395,427.64
		per $1,000 original principal amount:	$1.01

		(ii) Class A-2A Notes:	$890,166.67
		per $1,000 original principal amount:	$3.63

		(iii) Class A-2B Notes:	$1,047,908.64
		per $1,000 original principal amount:	$3.58

		(iv) Class A-3 Notes:	$1,820,233.33
		per $1,000 original principal amount:	$3.38

		(v) Class A-4 Notes:	$329,682.92
		per $1,000 original principal amount:	$3.46

		(vi) Total:	$4,483,419.20

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$1,316,809,318.94

	(b)	Note Value at end of related Collection Period:	$1,272,430,987.97

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$40,098,968.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$61,002,019.56
		(ii) A-1 Note Pool Factor:	0.1554984

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$245,000,000.00
		(ii) A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$293,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$538,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$95,330,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$1,137,255.45
		(i)	per $1,000 original principal amount:	$0.68
	(b)	Amount of Servicing Fee earned:		$1,137,255.45
	(c)	Amount of Servicing Fee paid:		$1,137,255.45
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$3,257,702.49

(11)	(i)	Amount in Reserve Account:		$16,037,289.68
	(ii)	Specified Reserve Account Balance:		$16,037,289.68

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$18,179,051.79
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.38%

(13)	(i)	Aggregate amount of net losses for the collection period:		$596,999.23
	(ii)	Cumulative amount of net losses:		$1,389,976.50
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.08%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$676,248.76
		(ii)	% of Pool Balance:	0.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%